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                                                             OMB APPROVAL
                           UNITED STATES               -------------------------
                SECURITIES AND EXCHANGE COMMISSION     OMB Number:     3235-0058
                       Washington, DC 20549            Expires:   April 30, 2009
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                            FORM 12b-25                hours per response...2.50
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                    NOTIFICATION OF LATE FILING              SEC FILE NUMBER
                                                                 0-19724
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                                                              CUSIP NUMBER
(Check One):  [_]Form 10-K [_]Form 20-F [_]Form 11-K           743697 10 4
              [X]Form 10-Q [_]Form 10-D[_]Form N-SAR
              [_]Form N-CSR
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     For Period Ended: October 29, 2006
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     [_] Transition Report on Form 10-K
     [_] Transition Report on Form 20-F
     [_] Transition Report on Form 11-K
     [_] Transition Report on Form 10-Q
     [_] Transition Report on Form N-SAR
     For the Transition Period Ended:
                                      ------------------------------------------

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  Read Instruction (on back page) Before Preparing Form. Please Print or Type.

      Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.
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If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:


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PART I -- REGISTRANT INFORMATION

Semtech Corporation
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Full Name of Registrant


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Former Name if Applicable


200 Flynn Road
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Address of Principal Executive Office (Street and Number)


Camarillo, California  93012-2111
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City, State and Zip Code

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PART II -- RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

              (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

              (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or
     [_] Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

              (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.


PART III -- NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR or the transition report or portion thereof, could not be filed within the prescribed time period.

As previously reported, on June 15, 2006 the Company received a Staff Determination letter from the Nasdaq Stock Market indicating that the Company's securities are subject to delisting from The Nasdaq National Market because the Company has not yet filed its Form 10-Q for the fiscal quarter ended April 30, 2006 ("First Quarter Form 10-Q") and is therefore not in compliance with the continued listing standard in Nasdaq Marketplace Rule 4310(c)(14). On July 20, 2006, the Company announced that it expects to restate its financial statements for fiscal years 2002 through 2006 ("Restated Historical Financials") to record additional non-cash compensation expense related to stock options. The restatement will also affect financial statements for earlier fiscal years and adjustments for those earlier years will be reflected as part of the opening balances in the financial statements for the restatement period. Also as previously reported, a Nasdaq Listing Qualifications Panel (the "Panel") granted the Company's request for additional time to regain compliance and initially set November 10, 2006 as the date by which the Company would be required to file all required restatements and the First Quarter Form 10-Q.

On August 29, 2006 the Company announced that it would be unable to timely file its Form 10-Q for the fiscal quarter ended July 30, 2006 ("Second Quarter Form 10-Q"), and stated its intention to file it by the November 10 deadline established by Nasdaq with respect to the other reports. On October 27, 2006, the Company updated the Panel on its progress toward filing and requested an extension of the deadline until November 27, 2006. On November 6, 2006, the Panel granted the Company's request for additional time to regain compliance and set November 27, 2006 as the date by which the Company would be required to file all required restatements, the First Quarter Form 10-Q, and the Second Quarter Form 10-Q.

On November 27, 2006, in response to the Company's request, the Nasdaq Listing and Hearing Review Council ("Listing Council") notified the Company that it had called the Panel's decision for review and has stayed any future Panel determinations to suspend the Company's securities from trading until the review process runs its course. If the Listing Council determines it is appropriate, it may grant the Company additional time to regain compliance, until the earlier of 60 days from the date of its decision or 180 days from the Panel's decision.

On November 30, 2006 the Company announced that because of the pending restatement, it would be unable to timely file its Form 10-Q for the fiscal quarter ended October 29, 2006 ("Third Quarter Form 10-Q"). On December 14, 2006 the Company received an Additional Staff Determination letter from Nasdaq indicating that the Company's securities are subject to delisting from The Nasdaq Global Market because the Company has not yet filed the Third Quarter Form 10-Q and is therefore not in compliance with the continued listing standard in Nasdaq Marketplace Rule 4310(c)(14).

The Company continues to cooperate with Nasdaq and will present its views with respect to the Additional Staff Determination by December 21, 2006, as requested by Nasdaq. The Company also continues to work diligently to file all required reports with the SEC as quickly as possible and thereby regain compliance with Nasdaq's continued listing requirements, but it can provide no assurances that it will be able to do so.

PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

                   Emeka Chukwu                   (805)           498-2111
     ----------------------------------------  -------------  ------------------
                      (Name)                    (Area Code)   (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is
     no, identify report(s).                                      |_| Yes |X| No

        The Company filed a Form 12b-25 on June 9, 2006, with respect to the First Quarter Form 10-Q. The Company also filed a Form 12b-25 on September 8, 2006 with respect to the Second Quarter Form 10-Q. The Company is working diligently to file the Restated Historical Financials, the First Quarter Form 10-Q, the Second Quarter Form 10-Q, and the Third Quarter Form 10-Q as quickly as possible.

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion
     thereof?                                                     |X| Yes |_| No

     If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

        As previously announced by the Company in the Form 8-K filed on November 30, 2006 and the press release attached as an exhibit thereto (together, the "November 30 Form 8-K"), net sales for the third quarter of fiscal year 2007 were $63.7 million, up 5 percent from $60.9 million in the third quarter of fiscal year 2006 and down 2 percent sequentially when compared to the second quarter of fiscal year 2007. New orders for the third quarter of fiscal year 2007 exceeded shipments, resulting in a positive book-to-bill ratio for the quarter. The Company had $326.4 million of cash, cash equivalents and marketable securities as of October 29, 2006, which was up $19.0 million from the balance on July 30, 2006. Operating expenses for the third quarter of fiscal year 2007 included approximately $4.9 million related to the stock options investigation, SEC inquiry, the grand jury subpoena, the previously announced derivative litigation, the restatement, and related matters.

        Because of the pending restatement of the Company's historical financial statements, additional results for the third fiscal quarter will not be available until the Restated Historical Financials have been filed and all financial numbers presented here and in the November 30 Form 8-K should be considered estimates. For additional information regarding the pending restatement, see the Company's Report on Form 8-K filed on July 20, 2006.

        This Form 12b-25 contains forward-looking statements, including statements regarding financial results for the third quarter and the Company's expectations with respect to filing the Restated Historical Financials, the First Quarter Form 10-Q, the Second Quarter Form 10-Q, and the Third Quarter Form 10-Q. Forward-looking statements involve risks and uncertainties that could cause actual results to differ materially from those projected. Forward-looking statements should be considered in conjunction with the cautionary statements contained in the "Risk Factors" section and elsewhere in the Company's Annual Report on Form 10-K for the fiscal year ended January 29, 2006, in the Company's other filings with the SEC, and in material incorporated therein by reference. Forward-looking statements should not be regarded as representations by the Company that its objectives or plans will be achieved or that any of its operating expectations or financial forecasts will be realized. The Company assumes no obligation to update or revise any forward-looking statements, whether as a result of new information, future events or otherwise. In addition, there are a number of risks associated with matters relating to the Company's historical stock option practices. The Company cannot predict when the restatement will be completed and there may be negative tax or other implications for the Company resulting from the accounting adjustments. The Company cannot predict the outcome of the SEC inquiry, the internal investigation, or any lawsuit or other proceeding related to the Company's stock option practices. There can be no assurance that the Company will maintain its Nasdaq listing. The Company could also be subjected to other lawsuits and could become the subject of other regulatory investigations in addition to those now underway. Dealing with matters related to historical stock option practices could divert management's attention from operations and expenses arising from management's review, the investigation conducted by a Special Committee of the Board of Directors, the restatement, related litigation and other associated activities are expected to continue to be significant. Current and former employees, officers and directors have sought, and will likely continue to seek, indemnification or advancement or reimbursement of expenses from the Company, including attorneys' fees, with respect to current or future proceedings related to stock option practices. These events could adversely affect the Company's business and the price of its common stock.



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                               Semtech Corporation

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                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.


Date:     December 18, 2006             By:   /s/ Emeka Chukwu
     -----------------------------       ---------------------------------------
                                         Name:  Emeka Chukwu
                                         Title: Chief Financial Officer